Equity (Details) - USD ($) $ in Thousands			9 Months Ended
	Feb. 07, 2025	Feb. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Non-controlling shareholders			$ 2,214
Non-controlling interest			88,770	$ 75,205	$ 66,234	$ 67,990
Proceeds from issuance of ordinary shares			41,631
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Equity [Line Items]
Non-controlling shareholders			2,214
Non-controlling interest			1,293
Additional paid-in capital			$ 921
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Equity [Line Items]
Equity interest			0.60%
Class A Ordinary Shares [Member]
Equity [Line Items]
Issue and sale of shares (in Shares)		7,142,858
Proceeds from issuance of ordinary shares	$ 41,600	$ 50,000
Authorized amount of buy back shares	$ 30,000